Property and Equipment, net (Schedule of property and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 28,269	$ 27,198
Additions in property and equipment	667	1,600
Disposal of assets		(529)
Property and Equipment, Ending Balance	28,936	28,269
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,427)	(5,494)
Depreciation for the year	(546)	(462)
Disposal of assets		529
Accumulated Depreciation, Property and Equipment, Ending Balance	(5,973)	(5,427)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,842	21,704
Additions in property and equipment	667	1,600
Depreciation for the year	(546)	(462)
Property And Equipment Net, Ending Balance	$ 22,963	$ 22,842